Submission	Aug. 20, 2026
Submission [Line Items]
Central Index Key	0001658551
Registrant Name	Amylyx Pharmaceuticals, Inc.
Registration File Number	333-293956
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES